Restructuring Charges	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring Charges
RESTRUCTURING CHARGES
During 2012 and 2011, in efforts to reduce its cost structure, the Company recorded restructuring charges of $2.5 million and $3.0 million, respectively, mainly in the United States segment. The charges principally reflected severance costs associated with the elimination of positions. At December 31, 2013, all of the restructuring reserves were fully utilized and at December 31, 2012, $1.1 million of the restructuring reserves were remaining.